LEASE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Lease, Payments	$ 45,051	$ 26,688
Operating and variable lease cost	36,679	$ 27,124	$ 21,104
Operating lease commitment amount	$ 250,000